UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2010


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
							[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				PCJ Investment Counsel Ltd.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Heiki Altosaar
Title:		Compliance Officer
Phone:		(416) 955-4839

Signature, place, and Date of Signing:

	"Heiki Altosaar"	Toronto, ON Canada	June 30, 2010
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		44,624,214

Form 13F Information Table Value Total:		$1,399,293,293



List of Other Included Managers:

	NONE


FORM
13F


















                     (SEC USE ONLY)

Name of Reporting Manager:PCJ Investment Counsel Ltd.


















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Agnico-Eagle Mines
COM
008474108
35,387,883
582,300
582,300
N/A
N/A

N/A
582,300
N/A
Agrium Inc.
COM
008916108
29,416,688
601,147
601,147
N/A
N/A

N/A
601,147
N/A
Bank of Montreal
COM
063671101
39,920,555
734,700
734,700
N/A
N/A

N/A
734,700
N/A
Bank of Nova Scotia
COM
064149107
85,181,338
1,845,422
1,845,422
N/A
N/A

N/A
1,845,422
N/A
Barrick Gold Corp.
COM
067901108
74,629,470
1,641,246
1,641,246
N/A
N/A

N/A
1,641,246
N/A
BCE Inc.
COM NEW
05534B760
30,222,594
1,034,000
1,034,000
N/A
N/A

N/A
1,034,000
N/A
Cameco Corp.
COM
13321L108
18,254,766
856,821
856,821
N/A
N/A

N/A
856,821
N/A
Canadian Imperial Bank of
Commerce
COM
136069101
50,482,873
811,092
811,092
N/A
N/A

N/A
811,092
N/A
Canadian National Railway
COM
136375102
61,990,271
1,079,724
1,079,724
N/A
N/A

N/A
1,079,724
N/A
Canadian Natural Resources Ltd.
COM
136385101
69,069,460
2,077,460
2,077,460
N/A
N/A

N/A
2,077,460
N/A
Cenovus Energy Inc.
COM
15135U109
37,251,881
1,444,734
1,444,734
N/A
N/A

N/A
1,444,734
N/A
CGI Group Class A
CL A SUB VTG
39945C109
13,244,097
888,500
888,500
N/A
N/A

N/A
888,500
N/A
Eldorado Gold Corp.
COM
284902103
31,751,820
1,768,400
1,768,400
N/A
N/A

N/A
1,768,400
N/A
EnCana Corp.
COM
292505104
59,787,550
1,970,634
1,970,634
N/A
N/A

N/A
1,970,634
N/A
IESI-BFC
COM
44951D108
1,123,383
56,230
56,230
N/A
N/A

N/A
56,230
N/A
Jaguar Mining Inc.
COM
47009M103
700,669
78,790
78,790
N/A
N/A

N/A
78,790
N/A
Kinross Gold Corp.
COM NO PAR
496902404
35,434,894
2,068,950
2,068,950
N/A
N/A

N/A
2,068,950
N/A
Magna International Inc. Class A
CL A
559222401
38,779,748
587,613
587,613
N/A
N/A

N/A
587,613
N/A
Manulife Financial Corp.
COM
56501R106
54,020,391
3,715,519
3,715,519
N/A
N/A

N/A
3,715,519
N/A
New Gold Inc.
COM
644535106
1,030,703
165,700
165,700
N/A
N/A

N/A
165,700
N/A
Open Text Corp.
COM
683715106
17,172,164
456,200
456,200
N/A
N/A

N/A
456,200
N/A
Potash Corp. of Saskatchewan
COM
73755L107
47,973,979
555,999
555,999
N/A
N/A

N/A
555,999
N/A
Precision Drilling Corp.
COM
74022D308
25,693,444
3,867,300
3,867,300
N/A
N/A

N/A
3,867,300
N/A
Research In Motion
COM
760975102
63,231,078
1,284,015
1,284,015
N/A
N/A

N/A
1,284,015
N/A
Rogers Comm Inc. Class B
CL B
775109200
13,412,777
409,807
409,807
N/A
N/A

N/A
409,807
N/A
Royal Bank of Canada
COM
780087102
106,708,268
2,236,559
2,236,559
N/A
N/A

N/A
2,236,559
N/A
Silver Standard Resources
COM
82823L106
572,390
32,030
32,030
N/A
N/A

N/A
32,030
N/A
Stantec Inc.
COM
85472N109
885,595
39,910
39,910
N/A
N/A

N/A
39,910
N/A
Sun Life Financial Inc.
COM
866796105
31,242,738
1,187,414
1,187,414
N/A
N/A

N/A
1,187,414
N/A
Suncor Energy Inc.
COM
867224107
103,312,964
3,504,166
3,504,166
N/A
N/A

N/A
3,504,166
N/A
Talisman Energy Inc.
COM
87425E103
45,669,184
3,014,308
3,014,308
N/A
N/A

N/A
3,014,308
N/A
Teck Cominco Ltd.
CL B
878742204
45,305,309
1,529,342
1,529,342
N/A
N/A

N/A
1,529,342
N/A
Thompson Creek Metals Company
Inc.
COM
884768102
571,364
65,710
65,710
N/A
N/A

N/A
65,710
N/A
Thomson Reuters Corporation
COM
884903105
34,594,147
964,868
964,868
N/A
N/A

N/A
964,868
N/A
Toronto-Dominion Bank
COM NEW
891160509
95,266,855
1,467,604
1,467,604
N/A
N/A

N/A
1,467,604
N/A



1,399,293,293
44,624,214
44,624,214




44,624,214